Virtus Horizon Wealth Masters Fund,

a series of Virtus Opportunities Trust

Supplement dated June 7, 2019 to the Summary Prospectus,

Statutory Prospectus and Statement of Additional Information (“SAI”),

each dated January 28, 2019, as supplemented

Important Notice to Investors

Effective May 1, 2019, the subadviser to the above-named funds changed its name from Horizon Asset Management LLC to Horizon Kinetics Asset Management LLC. Accordingly, all references to the subadviser’s previous name in the fund’s summary prospectus, the statutory prospectus and SAI are hereby changed to reflect the subadviser’s new name, Horizon Kinetics Asset Management LLC.

Investors should retain this supplement with the

Prospectuses and SAI for future reference.

VOT 8020 HKAMNameChange (6/2019)